EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
EQUITY [Abstract]
Schedule of Classes of Share Capital
For retrospective presentation, the number of the Group’s ordinary shares and preferred shares on the consolidated statements of changes in equity have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2021, shares issued and outstanding	-	-	-	-
Share allotment upon Reorganization	60,281,184	6	48,399,922	5
At December 31, 2021, shares issued and outstanding	60,281,184	6	48,399,922	5
At December 31, 2022, shares issued and outstanding	60,281,184	6	48,399,922	5
Issuance of shares through Business Combination	2,607,498	*	-	-
Issuance of shares for exercise of share awards	117,917	*	-	-
Acquisition of treasury shares	(606,756)	*	-	-
Issuance of shares for cash	1,166,533	*	-	-
At December 31, 2023, shares issued and outstanding	63,566,376	6	48,399,922	5

*	Amount less than US$1